Accounting Developments (Details) - Accounting Standards Update 2016-02 $ in Millions	Dec. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, ROU assets	$ 545.8
Operating lease, liabilities	$ 614.9